Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 27, 2018	Mar. 22, 2018
Disclosure of classes of share capital [line items]
Issuance of ordinary shares	19,000	88,000
Selling, general and administrative expenses	$ 34,031	$ 56,292	$ 47,095
Capital distribution aggregate amount	$ 602,450	$ 1,267,210
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares	19,171	87,911
Issuance of ordinary shares price per share	$ 21.07	$ 12.51
Percentage of total issued shares (excluding treasury shares) of Kenon	3.00%
Fair value of the shares granted	$ 404	$ 1,000	240
Selling, general and administrative expenses	$ 732	$ 508	$ 547
Capital distribution [Member]
Disclosure of classes of share capital [line items]
Capital distribution aggregate amount					$ 665,000
Capital distribution aggregate amount per share					$ 12.35
Share capital and total equity reduced					$ 665,000
Board of Director [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares price per share				$ 1.86
Fair value of the shares granted				$ 100,000